Accounts receivable, net	12 Months Ended
Mar. 31, 2021
Accounts receivable, net
Accounts receivable, net
3	Accounts receivable, net

(a)	Accounts receivable consist of the following:

	March 31,
	2020	2021	2021
	RMB	RMB	US$

Accounts receivable	447,572	552,562	84,337
Less: Allowance for credit losses	(183,290)	(205,056)	(31,298)
Total accounts receivable, net	264,282	347,506	53,039

Representing:

Current portion:
- Processing fees	72,072	88,748	13,545
- Storage fees	30,907	40,308	6,152
- Others	1,272	1,242	190
	104,251	130,298	19,887
Non-current portion - Processing fees	160,031	217,208	33,152
Total accounts receivable, net	264,282	347,506	53,039

Non-current accounts receivable as of March 31, 2021 are due for payment as follows:

	March 31, 2021
	RMB	US$
Fiscal years ending March 31,
2023	70,990	10,835
2024	53,447	8,157
2025	45,231	6,904
2026	42,841	6,539
2027 and thereafter	104,602	15,965
	317,111	48,400
Less: Unearned interest	(32,808)	(5,007)
Total non-current accounts receivable	284,303	43,393

(b)	An aging analysis of accounts receivable based on due date is as follows:

	March 31,
	2020	2021	2021
	RMB	RMB	US$

Non-current portion:
- Not past due	231,452	284,303	43,393

Current portion:
- Not past due	53,684	87,315	13,327
- Within one year past due	27,179	35,002	5,342
- Between one to two years past due	20,645	19,833	3,027
- Over two years past due	114,612	126,109	19,248
Total accounts receivable	447,572	552,562	84,337

(c)	An analysis of the allowance for credit losses is as follows:

	Year ended March 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current portion:

Processing fees:
Balance at beginning of year	29,795	44,641	57,648	8,800
Charged to allowance for credit losses	14,846	13,007	17,379	2,653
Write-off charged against the allowance for the year	—	—	(184)	(29)
Balance at end of year	44,641	57,648	74,843	11,424

Storage fees:
Balance at beginning of year	27,310	43,077	53,911	8,228
Charged to allowance for credit losses	16,807	13,628	15,777	2,408
Write-off charged against the allowance for the year	(1,040)	(2,794)	(6,917)	(1,056)
Balance at end of year	43,077	53,911	62,771	9,580

Others:
Balance at beginning of year	1,122	1,916	310	47
Charged/(credited) to allowance for credit losses	850	(1,490)	1,016	155
Write-off charged against the allowance for the year	(56)	(116)	(979)	(149)
Balance at end of year	1,916	310	347	53

Non-current portion - Processing fees:
Balance at beginning of year	69,713	74,800	71,421	10,901
Charged/(credited) to allowance for credit losses	5,711	(750)	3,040	464
Write-off charged against the allowance for the year	(624)	(2,629)	(7,366)	(1,124)
Balance at end of year	74,800	71,421	67,095	10,241

(d)	An analysis of the non-current accounts receivable by credit quality indicator is as follows:

The following table presents the amortized cost basis of non-current accounts receivable by credit quality indicator by year of origination at March 31, 2021:

	Amortized cost basis by year of origination
						2016 and
						prior to
	2021	2020	2019	2018	2017	2016	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Processing fees:
Not past due	80,802	55,388	18,921	9,751	—	50,187	215,049
Within one year past due	8	6,839	658	—	450	2,038	9,993
Between one to two years past due	—	—	1,005	—	—	1,338	2,343
Over two years past due	—	—	—	—	—	56,918	56,918
Total	80,810	62,227	20,584	9,751	450	110,481	284,303

The following table presents non-current accounts receivable by credit quality indicator at March 31, 2020:

March 31, 2020
RMB

Processing fees:
Not past due	159,150
Within one year past due	4,801
Between one to two years past due	1,660
Over two years past due	65,841
Total	231,452